Financial Assets At Amortized Cost (Table)	12 Months Ended
Dec. 31, 2021
Disclosure Of Detailed Information About Financial assets at amortized costs [Abstract]
Disclosure of financial assets at amortized cost

	As of December 31,
	2020	2021
	RMB’000	RMB’000
Unlisted securities
Debt Investments	7,641,846	5,002,174

Interest receivable	93,988	121,415

	7,735,834	5,123,589
Less: Provision for impairment losses	(1,171,865)	(1,338,976)

	6,563,969	3,784,613

Disclosure of carrying amount of financial assets at amortized cost
(b)	The following table sets forth the movement of gross carrying amount of financial assets at amortized cost for the year ended December 31, 2019:

	Year ended December 31, 2019
	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000
	Stage 1	Stage 2	Stage 3	POCI	Total
As of January 1, 2019	2,578,915	535,000	278,022	92,990	3,484,927
New financial assets originated or purchased	15,379,522	—	—	99,493	15,479,015
Transfers	(2,403,628)	—	2,403,628	—	—
— From stage 1 to stage 3	(2,403,628)	—	2,403,628	—	—
Financial assets de-recognized and other adjustments in the current period (including repayments of financial assets)	(8,331,614)	(535,000)	(26,518)	(59,851)	(8,952,983)

As of December 31, 2019	7,223,195	—	2,655,132	132,632	10,010,959

(d)	The following table sets forth the movement of gross carrying amount of financial assets at amortized cost for the year ended December 31, 2020:

	Year ended December 31, 2020
	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000
	Stage 1	Stage 2	Stage 3	POCI	Total
As of January 1, 2020	7,223,195	—	2,655,132	132,632	10,010,959
New financial assets originated or purchased	8,590,588	—	—	59,084	8,649,672
Write-offs	—	—	(221,754)	(12,521)	(234,275)
Financial assets de-recognized and other adjustments in the current period (including repayments of financial assets)	(10,300,916)	—	(318,143)	(71,463)	(10,690,522)

As of December 31, 2020	5,512,867	—	2,115,235	107,732	7,735,834

(f)	The following table sets forth the movement of gross carrying amount of financial assets at amortized cost for the year ended December 31, 2021:

	Year ended December 31, 2021
	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000
	Stage 1	Stage 2	Stage 3	POCI	Total

As of January 1, 2021	5,512,867	—	2,115,235	107,732	7,735,834
New financial assets originated or purchased	7,437,143	—	—	604,418	8,041,561
Write-offs	—	—	(17,651)	(8,694)	(26,345)
Disposal in the current period	—	—	(226,843)	—	(226,843)
Financial assets de-recognized and other adjustments in the current period (including repayments of financial assets)	(10,240,254)	—	(5,500)	(154,864)	(10,400,618)

As of December 31, 2021	2,709,756	—	1,865,241	548,592	5,123,589

Disclosure of movement of ECL allowance of financial assets at amortized cost
(c)	The following table sets forth the movement of ECL allowance for the year ended December 31, 2019:

	Year ended December 31, 2019
	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000
	Stage 1	Stage 2	Stage 3	POCI	Total
As of January 1, 2019	16,492	111,437	249,080	71	377,080
New financial assets originated or purchased	64,072	—	—	(661)	63,411
Transfers	(10,014)	—	1,072,170	—	1,062,156
— From stage 1 to stage 3	(10,014)	—	10 ,014	—	—
Net impact on expected credit loss by stage transfer	—	—	1,062,156	—	1,062,156
Financial assets de-recognized and other adjustments in the current period (including repayments of financial assets)	(50,718)	(111,437)	(2,758)	(1,932)	(166,845)
Change in parameters of expected credit loss model	(5,835)	—	2,641	55,339	52,145

As of December 31, 2019	13,997	—	1,321,133	52,817	1,387,947

(e)	The following table sets forth the movement of ECL allowance for the year ended December 31, 2020:

	Year ended December 31, 2020
	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000
	Stage 1	Stage 2	Stage 3	POCI	Total
As of January 1, 2020	13,997	—	1,321,133	52,817	1,387,947
New financial assets originated or purchased	8,593	—	—	—	8,593
Write-offs	—	—	(221,754)	(12,521)	(234,275)
Financial assets de-recognized and other adjustments in the current period (including repayments of financial assets)	(4,160)	—	(15,444)	(117)	(19,721)
Change in parameters of expected credit loss model	(13,270)	—	56,413	(13,822)	29,321

As of December 31, 2020	5,160	—	1,140,348	26,357	1,171,865

(g)	The following table sets forth the movement of ECL allowance for the year ended December 31, 2021:

	Year ended December 31, 2021
	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000
	Stage 1	Stage 2	Stage 3	POCI	Total

As of January 1, 2021	5,160	—	1,140,348	26,357	1,171,865
New financial assets originated or purchased	10,808	—	—	—	10,808
Write-offs	—	—	(17,651)	(8,694)	(26,345)
Disposal in the current period	—	—	(144,320)	—	(144,320)
Financial assets de-recognized and other adjustments in the current period (including repayments of financial assets)	(4,531)	—	(10,366)	48,184	33,287
Change in parameters of expected credit loss model	467	—	312,491	(19,277)	293,681

As of December 31, 2021	11,904	—	1,280,502	46,570	1,338,976